Unaudited Interim Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (10,516)	$ (1,548)	¥ (21,076)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	16,213	2,390	18,808
Gain from equity method investments	(1,213)	(179)	(2,571)
Investment income	(504)	(74)	(204)
Share based compensation expense	6,619	976	5,184
Allowance for credit losses	(250)	(37)
Non-cash lease expense	2,058	303	1,332
Changes in operating assets and liabilities:
Accounts receivable	(19,526)	(2,878)	10,702
Advance to suppliers	(3,199)	(471)	(6,027)
Inventories	482	71	(4,008)
Amount due from related parties	67	10	558
Other current assets	346	50	(972)
Accounts payable	9,902	1,459	20,747
Contract liabilities	(2,794)	(412)	(5,742)
Accrued expenses and other payables	1,080	159	(712)
Tax payables	(31)	(5)	(27)
Lease liabilities	(1,475)	(217)	(1,768)
Amount due to related parties			(7)
Net cash provided by (used in) operating activities	(2,741)	(403)	14,217
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(7)	(1)	(6,813)
Proceeds from disposal of property and equipment	23	3
Purchase of intangible assets	(10,608)	(1,563)	(23,636)
Payments for short-term investments	(17,042)	(2,513)	(22,500)
Payments for long-term investments			(3,000)
Net cash used in investing activities	(27,634)	(4,074)	(55,949)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of borrowings	(5,010)	(738)
Repurchase of treasury shares	(50)	(7)
Capital contribution from non-controlling interests in subsidiaries			490
Proceeds from the initial public offering			3,041
Net cash provided by (used in) financing activities	(5,060)	(745)	3,531
Effect of exchange rate changes	(2,787)	(411)	770
Net decrease in cash and cash equivalents	(38,222)	(5,633)	(37,431)
Cash and cash equivalents at beginning of year	64,269	9,472	92,586
Cash and cash equivalents at end of year	26,047	3,839	55,155
Supplemental disclosures of cash flows information:
Cash paid for interest expense
Cash paid for income taxes
Supplemental disclosure of noncash information:
Liabilities assumed in connection with purchase of intangible assets
Liabilities assumed in connection with unpaid professional service fee
Operating lease right of use assets obtained exchange for operating lease liabilities